Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Financial instruments	Financial instruments
The group holds the following financial instruments:

	December 31,
Financial Assets	2021	2020
	£’000	£’000
Held at amortised cost
Trade and other receivables (excluding prepayments and taxes)	2,280	689
Cash and cash equivalents	562,173	62,584
Held at fair value through OCI
Investments held in unquoted equity instruments	2,145	—
	566,598	63,273

	December 31,
Financial Liabilities	2021	2020
	£’000	£’000
Held at amortised cost
Trade and other payables (excluding taxes and contract liabilities and other advances)	12,479	4,665
Loans	296	—
Lease liability	4,879	3,438
	17,654	8,103
As disclosed throughout the financial statements, management consider fair value to be the same as the carrying amount.
Classification of financial assets and liabilities at amortised cost
The Group classifies its financial assets and liabilities as at amortised cost only if both of the following criteria are met:
•The asset is held within a business model with the objective of collecting the contractual cash flows, and
•the contractual terms give rise on a specified date to cash flows that are solely payments of principal and interest on the principal outstanding
Nature of financial instruments recognised and measured at fair value
Following the achievement of a development milestone on March 31, 2021, the Group became entitled to receive a number of ordinary shares and preference shares in GTA. These shares represent unlisted equity securities and the Group has taken the election provided within IFRS9 to recognize fair value gains and losses within Other Comprehensive Income (FVOCI) as gains and losses relating to the value of these securities are not considered to be part of the trading activities of the entity.
On July 1, 2021 the rights to a portion of these shares were waived as part of an agreement to enter into a joint arrangement with the Group as further detailed in note 14. The remainder of the shares in question were received on that date.
27.Financial instruments (continued)
Fair value hierarchy
To provide an indication about the reliability of the inputs used in determining fair value, the group classifies its financial instruments into the three levels prescribed under the accounting standards as follows:
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted marked price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, over–the–counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
The objective of valuation techniques is to arrive at a fair value measurement that reflects the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date.
Fair value measurements using significant unobservable inputs (level 3)

Unlisted equity securities
£’000
Opening balance as at January 1, 2021	0
Acquisitions	3,349
Loss recognised in other comprehensive income	(109)
Disposal	(1,095)
Closing balance as at December 31, 2021	2,145
The disposal during the period relates to the shares in GTA in relation to which the Group waived its rights as part of the agreement to enter into the joint arrangement with that party.

There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.
The group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at December 31, 2021.
Unobservable market data became available to the Group in the form of a recent arms-length transaction involving equity instruments of the entity in question, and as such the fair value of the Group's investment was established with reference to that transaction.
27.Financial instruments (continued)
Risk management objectives
Management identifies and evaluates financial risks on an on-going basis. The principal risks to which the Group is exposed are market risk (including interest rate risk, and cash flow risk), credit risk, and liquidity risk.
Market risk
Market risk is the risk that the fair value or future cash flows of financial instruments will fluctuate because of changes in market prices. For the Group, market risk comprise of two types of risks; interest rate risk and foreign currency risk.
Foreign currency risk
The Group is exposed to foreign currency exchange risks due to the Group holding foreign currency monetary assets and liabilities which are exposed to exchange rate fluctuations. This risk is assessed on an on-going basis.
The Group does not use derivative financial instruments to manage currency exchange movements and, as such, no hedge accounting is applied.
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the respective foreign exchange rates to which they are significantly exposed. The sensitivity analysis is calculated on balances outstanding at the year end, with all other variables held constant.

	Change in rate	Effect on profit before tax	Effect on equity
		£’000	£’000
2021
Change in USD	+10%	27,236	27,489
	-10%	(27,236)	(27,489)
Change in EUR	+10%	195	5,908
	-10%	(195)	(5,908)
2020
Change in USD	+10%	2,471	2,471
	-10%	(2,471)	(2,471)
Change in EUR	+10%	140	140
	-10%	(140)	(140)
Interest rate risk
The Group’s exposure to the risk of changes in market interest rates relate to the Group’s interest-bearing current accounts. The Group has four instant access accounts which are exposed to variable interest rates which total to £230,516,000 (2020: £8,445,000). A sensitivity analysis prepared with a 1% increase or decrease in interest rate with all other variables held constant would lead to an increase or decrease in profit and equity of £2,305,000 (2020: £66,000).
The sensitivity analysis has been determined based on the exposure to floating interest rate instruments at the end of the reporting year. The analysis is prepared assuming the amount of the consolidated balance at the end of the reporting year was the balance for the whole year.
27.Financial instruments (continued)
Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. Credit risk arises from cash balances (including bank deposits, cash and cash equivalents) and credit exposures to trade receivables.
The Group’s maximum exposure to credit risk is represented by the carrying value of cash and cash equivalents and trade and other receivables.
Credit risk is managed by monitoring clients and performing credit checks before accepting any customers and by placing funds with multiple banks with high credit-ratings assigned by international credit-rating agencies.
Impaired trade receivables
Individual receivables which are known to be uncollectible are written off by reducing the carrying amount directly.
There have been no impairments during 2021 (2020: £nil).
Expected credit losses
At each reporting date, the Group recognizes a loss allowance for expected credit losses on material balances by applying the simplified approach.
In applying the simplified approach, the Group uses a “probability of default” (“PD”) approach, to determine the lifetime expected credit losses. Under the PD approach, the expected credit losses are calculated using three main parameters:
•a counterparty PD;
•expected LGD (loss given default); and
•EAD (expected exposure at default).
In calculating the expected credit loss, the following formula is applied:
Expected Credit Loss (ECL) = PD x LGD x EAD.
Based on the nature of the Group’s activities and trade receivables being current, management has determined that the expected credit loss on these balances is not material at the reporting date.
Capital management
The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Group consists of issued capital, the share premium account and accumulated losses.
The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions. No significant changes were made in the objectives, policies or processes during the years ended December 31, 2021 and December 31, 2020. The Group does not have any externally imposed capital requirements.
27.Financial instruments (continued)
Capital management (continued)
As part of the Group’s management of capital structure, consideration is given to the cost of capital.
The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions. No significant changes were made in the objectives, policies or processes during the years ended December 31, 2021 and December 31, 2020. The Group does not have any externally imposed capital requirements.
As part of the Group’s management of capital structure, consideration is given to the cost of capital.
Liquidity risk
Liquidity risk is the risk that the Group may encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets. The Group seeks to manage its liquidity risk by ensuring that sufficient liquidity is available to meet its foreseeable needs.
A summary table with maturity of financial assets and liabilities presented below is used by management to manage liquidity risks. The amounts disclosed in the following tables are the contractual undiscounted cash flows. Undiscounted cash flows in respect of balances due within 12 months generally equal their carrying amounts in the statement of financial position, as the impact of discounting is not material.
The maturity analysis of financial instruments at December 31, 2021 is as follows:

	Carrying amount	Demand and less than 3 months	From 3 to 12 months	From 12 months to 2 years	From 2 to 5 years	More than 5 years	Total contractual cash flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Assets:
Cash and cash equivalents	562,173	562,173	—	—	—	—	562,173
Trade and other receivables	2,280	2,180	—	—	—	100	2,280

Liabilities:
Trade and other payables	(12,479)	(12,479)	—	—	—	—	(12,479)
Loans	(296)	—	(2)	(2)	(303)		(307)
Lease liability	(4,879)	(267)	(808)	(1,117)	(2,694)	(415)	(5,301)
	546,799	551,607	(810)	(1,119)	(2,997)	(315)	546,366
27.Financial instruments (continued)
The maturity analysis of financial instruments at December 31, 2020 is as follows:

	Carrying amount	Demand and less than 3 months	From 3 to 12 months	From 12 months to 2 years	From 2 to 5 years	More than 5 years	Total contractual cash flows
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Assets:
Cash and cash equivalents	62,584	62,584	—	—	—	—	62,584
Trade and other receivables	689	689	—	—	—	—	689

Liabilities:
Trade and other payables	(4,665)	(4,638)	(27)	—	—	—	(4,665)
Lease liability	(3,438)	(169)	(508)	(677)	(1,632)	(820)	(3,806)
	55,170	58,466	(535)	(677)	(1,632)	(820)	54,802

Interest bearing loans and borrowings
As part of the Group’s acquisition of Allcyte the group acquired a loan of €353,000 (£300,000) from the FFG. This loan accrues interest at a rate of 0.75% repaid annually and is repayable on September 30, 2026.
Changes in liabilities arising from financing activities

	At January, 1 2021	Cash flows	Additions	Interest expense	Foreign Exchange	At December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	—	—	301	1	(6)	296
Lease liabilities	3,438	(881)	2,178	147	(3)	4,879
Total liabilities from financing activities	3,438	(881)	2,479	148	(9)	5,175

	At January, 1 2020	Cash flows	Additions	Interest expense	Foreign Exchange	At December 31, 2020
	£’000	£’000	£’000	£’000	£’000	£’000
Interest-bearing loans and borrowings	—	—	—	—	—	—
Lease liabilities	1,112	(455)	2,695	86		3,438
Total liabilities from financing activities	1,112	(455)	2,695	86	—	3,438